Expense Example - FidelityManagedRetirementFunds-Z6ComboPRO - FidelityManagedRetirementFunds-Z6ComboPRO - Fidelity Managed Retirement Income Fund - Fidelity Advisor Managed Retirement Income Fund - Class Z6
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318